Accounts payable and other (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts payable and other [Abstract]
Trade payables	445	383
Payroll-related accruals	343	292
Income and other taxes	130	170
Accrued interest	123	104
Accrued charges	121	97
Personal injury and other claims provisions (Note 17)	84	83
Stock-based incentives liability (Note 11)	84	37
Environmental provisions (Note 17)	63	34	38
Other postretirement benefits liability (Note 12)	18	18
Other	169	148
Total accounts payable and other	1,580	1,366